Reconciliation of Segment Measures to the Consolidated Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments
Revenue	€ 34,176	€ 31,207	€ 29,520
Operating profit	4,665	5,799	5,914
Other non-operating income/expense, net	(298)	(3)	(11)
Financial income, net	398	(456)	(1,389)
Profit before tax from continuing operations	4,764	5,341	4,513
Actual Currency
Disclosure of operating segments
Revenue	34,176	31,207	29,520
Adjustment for currency impact	0	0	0
Adjustment for currency impact	0	0	0
Acquisition related charges	(356)	(345)	(395)
Restructuring	(3,144)	(215)	(138)
Regulatory compliance matter expenses	11	(155)	0
Operating profit	4,665	5,799	5,914
Other non-operating income/expense, net	(298)	(3)	(11)
Financial income, net	(63)	(311)	(196)
Adjustment for gains and losses from equity securities, net	461	(145)	(1,194)
Profit before tax from continuing operations	4,764	5,341	4,513
Actual Currency | Operating segments
Disclosure of operating segments
Revenue	34,176	31,207	29,520
Operating profit	8,153	6,514	6,447
Actual Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	34,176	31,207	29,520
Operating profit	8,153	6,514	€ 6,447
Constant Currency
Disclosure of operating segments
Revenue	34,176	31,207
Adjustment for currency impact	(135)	(826)
Adjustment for currency impact	(78)	(267)
Acquisition related charges	(356)	(345)
Restructuring	(3,144)	(215)
Regulatory compliance matter expenses	11	(155)
Operating profit	4,665	5,799
Other non-operating income/expense, net	(298)	(3)
Financial income, net	(63)	(311)
Adjustment for gains and losses from equity securities, net	461	(145)
Profit before tax from continuing operations	4,764	5,341
Constant Currency | Operating segments
Disclosure of operating segments
Revenue	34,310	32,033
Operating profit	8,232	6,781
Constant Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	34,310	32,033
Operating profit	€ 8,232	€ 6,781